Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 197,836	$ 180,368	$ 836,001	$ 618,489	$ 203,992
Other comprehensive income (loss), before tax:
Foreign currency translation adjustment	1,682	34,429	(157,336)	8,183	50,653
Other comprehensive income (loss), before tax	(5,697)	83,878	(74,449)	51,791	(4,233)
Income tax (expense) benefit related to items of other comprehensive income (loss)	1,955	(13,104)	(21,965)	(11,556)	14,545
Other comprehensive income (loss), net of tax	(3,742)	70,774	(96,414)	40,235	10,312
Comprehensive income	194,094	251,142	739,587	658,724	214,304
Plus (less): Comprehensive loss (income) attributable to noncontrolling interests	(23)	(44)	(339)	(442)	685
Comprehensive income attributable to Waste Connections	194,071	251,098	739,248	658,282	214,989
Interest Rate Swap [Member]
Other comprehensive income (loss), before tax:
Interest rate swap amounts reclassified into interest expense	(4,080)	4,750	6,551	20,321	9,778
Changes in fair value of interest rate swaps	$ (3,299)	$ 44,699	$ 76,336	$ 23,287	$ (64,664)